Consolidated Financial Statements Issuance	12 Months Ended
Dec. 31, 2025
Consolidated Financial Statements Issuance [Abstract]
Consolidated financial statements issuance
28.	Consolidated financial statements issuance

These consolidated financial statements were authorized for issuance on July 15, 2026 by C.P. Sergio Vigil Gonzalez and C.P. Mario Moreno Cortez, General Director and Financial Coordinator of Grupo Simec, S.A.B. de C.V., and submitted for approval by the Audit Committee and, where applicable, the Board of Directors.